Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIMOTHY PLAN
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000012348
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class A
Trading Symbol	TCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,928,968
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 53,786
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,928,968
Number of Portfolio Holdings	8
Advisory Fee	$53,786
Portfolio Turnover	37%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	1.1%
Open End Funds	54.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	34.0%
Timothy Plan US Large/Mid Cap Core ETF	15.1%
Timothy Plan US Small Cap Core ETF	12.6%
Timothy Plan International Fund - Class A	12.4%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	8.5%
Timothy Plan High Dividend Stock ETF	7.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012350
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class C
Trading Symbol	TCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,928,968
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 53,786
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,928,968
Number of Portfolio Holdings	8
Advisory Fee	$53,786
Portfolio Turnover	37%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	1.1%
Open End Funds	54.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	34.0%
Timothy Plan US Large/Mid Cap Core ETF	15.1%
Timothy Plan US Small Cap Core ETF	12.6%
Timothy Plan International Fund - Class A	12.4%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	8.5%
Timothy Plan High Dividend Stock ETF	7.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000126999
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class I
Trading Symbol	TIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,928,968
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 53,786
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,928,968
Number of Portfolio Holdings	8
Advisory Fee	$53,786
Portfolio Turnover	37%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	1.1%
Open End Funds	54.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	34.0%
Timothy Plan US Large/Mid Cap Core ETF	15.1%
Timothy Plan US Small Cap Core ETF	12.6%
Timothy Plan International Fund - Class A	12.4%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	8.5%
Timothy Plan High Dividend Stock ETF	7.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000080683
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class A
Trading Symbol	TPDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,532,760
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 366,560
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$86,532,760
Number of Portfolio Holdings	209
Advisory Fee (net of waivers)	$366,560
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	27.4%
U.S. Government & Agencies	22.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS	27.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	7.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	4.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	3.1%
Equinix, Inc.	2.1%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	2.0%
United States Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	1.9%
Prologis, Inc.	1.7%
Ventas, Inc.	1.6%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000080684
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class C
Trading Symbol	TPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.99%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,532,760
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 366,560
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$86,532,760
Number of Portfolio Holdings	209
Advisory Fee (net of waivers)	$366,560
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	27.4%
U.S. Government & Agencies	22.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS	27.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	7.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	4.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	3.1%
Equinix, Inc.	2.1%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	2.0%
United States Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	1.9%
Prologis, Inc.	1.7%
Ventas, Inc.	1.6%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000127002
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class I
Trading Symbol	TPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,532,760
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 366,560
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$86,532,760
Number of Portfolio Holdings	209
Advisory Fee (net of waivers)	$366,560
Portfolio Turnover	50%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	27.4%
U.S. Government & Agencies	22.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS	27.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	7.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	4.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	3.1%
Equinix, Inc.	2.1%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	2.0%
United States Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	1.9%
Prologis, Inc.	1.7%
Ventas, Inc.	1.6%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012336
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class A
Trading Symbol	TFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,458,557
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 446,739
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,458,557
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$446,739
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.6%
Corporate Bonds	29.8%
Money Market Funds	1.1%
Non U.S. Government & Agencies	4.7%
U.S. Government & Agencies	59.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, 08/15/35	8.3%
United States Treasury Note, 4.625%, 05/15/54	6.1%
United States Treasury Note, 4.500%, 02/15/44	3.0%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.1%
United States Treasury Note, 4.875%, 04/30/26	2.0%
Province of Ontario Canada, 2.500%, 04/27/26	2.0%
NiSource, Inc., 3.490%, 05/15/27	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%
Healthpeak Properties, Inc., 3.500%, 07/15/29	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012338
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class C
Trading Symbol	TFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.90%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,458,557
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 446,739
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,458,557
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$446,739
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.6%
Corporate Bonds	29.8%
Money Market Funds	1.1%
Non U.S. Government & Agencies	4.7%
U.S. Government & Agencies	59.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, 08/15/35	8.3%
United States Treasury Note, 4.625%, 05/15/54	6.1%
United States Treasury Note, 4.500%, 02/15/44	3.0%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.1%
United States Treasury Note, 4.875%, 04/30/26	2.0%
Province of Ontario Canada, 2.500%, 04/27/26	2.0%
NiSource, Inc., 3.490%, 05/15/27	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%
Healthpeak Properties, Inc., 3.500%, 07/15/29	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000126995
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class I
Trading Symbol	TPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,458,557
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 446,739
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,458,557
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$446,739
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.6%
Corporate Bonds	29.8%
Money Market Funds	1.1%
Non U.S. Government & Agencies	4.7%
U.S. Government & Agencies	59.8%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, 08/15/35	8.3%
United States Treasury Note, 4.625%, 05/15/54	6.1%
United States Treasury Note, 4.500%, 02/15/44	3.0%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.1%
United States Treasury Note, 4.875%, 04/30/26	2.0%
Province of Ontario Canada, 2.500%, 04/27/26	2.0%
NiSource, Inc., 3.490%, 05/15/27	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%
Healthpeak Properties, Inc., 3.500%, 07/15/29	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000130991
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class A
Trading Symbol	TGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.57%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,960,617
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 62,482
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,960,617
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$62,482
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.1%
Corporate Bonds	11.4%
Exchange-Traded Funds	53.0%
Money Market Funds	0.8%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	30.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	52.9%
United States Treasury Note, 4.250%, 08/15/35	5.0%
United States Treasury Note, 4.625%, 04/30/31	4.1%
United States Treasury Note, 4.750%, 08/15/55	2.7%
United States Treasury Note, 4.500%, 02/15/44	1.6%
United States Treasury Note, 4.875%, 04/30/26	1.2%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000130992
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class C
Trading Symbol	TGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.32%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,960,617
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 62,482
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,960,617
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$62,482
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.1%
Corporate Bonds	11.4%
Exchange-Traded Funds	53.0%
Money Market Funds	0.8%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	30.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	52.9%
United States Treasury Note, 4.250%, 08/15/35	5.0%
United States Treasury Note, 4.625%, 04/30/31	4.1%
United States Treasury Note, 4.750%, 08/15/55	2.7%
United States Treasury Note, 4.500%, 02/15/44	1.6%
United States Treasury Note, 4.875%, 04/30/26	1.2%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000130993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class I
Trading Symbol	TIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.32%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,960,617
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 62,482
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,960,617
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$62,482
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.1%
Corporate Bonds	11.4%
Exchange-Traded Funds	53.0%
Money Market Funds	0.8%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	30.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	52.9%
United States Treasury Note, 4.250%, 08/15/35	5.0%
United States Treasury Note, 4.625%, 04/30/31	4.1%
United States Treasury Note, 4.750%, 08/15/55	2.7%
United States Treasury Note, 4.500%, 02/15/44	1.6%
United States Treasury Note, 4.875%, 04/30/26	1.2%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000049122
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class A
Trading Symbol	TPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 232,292,135
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 1,026,841
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$232,292,135
Number of Portfolio Holdings	136
Advisory Fee (net of waivers)	$1,026,841
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.3%
Money Market Funds	5.7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC, 6.875%, due 12/15/54	2.5%
Enviri Corporation, 5.750%, due 07/31/27	2.4%
Mativ Holdings, Inc., 8.000%, due 10/1/29	2.2%
Rithm Capital Corporation, 8.000%, due 04/1/29	1.8%
Interface, Inc., 5.500%, due 12/1/28	1.7%
Burford Capital Global Finance, LLC, 9.250%, due 07/1/31	1.7%
TMS International Corporation, 6.250%, due 04/15/29	1.7%
Global Partners, L.P. / GLP Finance Corporation, 8.250%, due 01/15/32	1.6%
Adient Global Holdings Ltd., 8.250%, due 04/15/31	1.6%
PROG Holdings, Inc., 6.000%, due 11/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000065171
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class C
Trading Symbol	TPHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.94%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 232,292,135
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 1,026,841
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$232,292,135
Number of Portfolio Holdings	136
Advisory Fee (net of waivers)	$1,026,841
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.3%
Money Market Funds	5.7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC, 6.875%, due 12/15/54	2.5%
Enviri Corporation, 5.750%, due 07/31/27	2.4%
Mativ Holdings, Inc., 8.000%, due 10/1/29	2.2%
Rithm Capital Corporation, 8.000%, due 04/1/29	1.8%
Interface, Inc., 5.500%, due 12/1/28	1.7%
Burford Capital Global Finance, LLC, 9.250%, due 07/1/31	1.7%
TMS International Corporation, 6.250%, due 04/15/29	1.7%
Global Partners, L.P. / GLP Finance Corporation, 8.250%, due 01/15/32	1.6%
Adient Global Holdings Ltd., 8.250%, due 04/15/31	1.6%
PROG Holdings, Inc., 6.000%, due 11/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000127001
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class I
Trading Symbol	TPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 232,292,135
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 1,026,841
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$232,292,135
Number of Portfolio Holdings	136
Advisory Fee (net of waivers)	$1,026,841
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.3%
Money Market Funds	5.7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC, 6.875%, due 12/15/54	2.5%
Enviri Corporation, 5.750%, due 07/31/27	2.4%
Mativ Holdings, Inc., 8.000%, due 10/1/29	2.2%
Rithm Capital Corporation, 8.000%, due 04/1/29	1.8%
Interface, Inc., 5.500%, due 12/1/28	1.7%
Burford Capital Global Finance, LLC, 9.250%, due 07/1/31	1.7%
TMS International Corporation, 6.250%, due 04/15/29	1.7%
Global Partners, L.P. / GLP Finance Corporation, 8.250%, due 01/15/32	1.6%
Adient Global Holdings Ltd., 8.250%, due 04/15/31	1.6%
PROG Holdings, Inc., 6.000%, due 11/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000049121
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class A
Trading Symbol	TPIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.57%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 208,788,095
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,669,397
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$208,788,095
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,669,397
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.7%
Money Market Funds	4.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nebius Group N.V. - Class A	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
Safran S.A. - ADR	3.5%
CRH PLC	3.3%
Prosus N.V. - ADR	3.2%
UniCredit SpA - ADR	3.0%
DBS Group Holdings Ltd. - ADR	3.0%
ABB Ltd. - ADR	2.9%
Thales S.A. - ADR	2.8%
KBC Group N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000065170
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class C
Trading Symbol	TPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.32%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 208,788,095
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,669,397
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$208,788,095
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,669,397
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.7%
Money Market Funds	4.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nebius Group N.V. - Class A	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
Safran S.A. - ADR	3.5%
CRH PLC	3.3%
Prosus N.V. - ADR	3.2%
UniCredit SpA - ADR	3.0%
DBS Group Holdings Ltd. - ADR	3.0%
ABB Ltd. - ADR	2.9%
Thales S.A. - ADR	2.8%
KBC Group N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000127000
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class I
Trading Symbol	TPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.32%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 208,788,095
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,669,397
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$208,788,095
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,669,397
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.7%
Money Market Funds	4.3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nebius Group N.V. - Class A	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
Safran S.A. - ADR	3.5%
CRH PLC	3.3%
Prosus N.V. - ADR	3.2%
UniCredit SpA - ADR	3.0%
DBS Group Holdings Ltd. - ADR	3.0%
ABB Ltd. - ADR	2.9%
Thales S.A. - ADR	2.8%
KBC Group N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000104306
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class A
Trading Symbol	TPAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$225	1.71%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 158,438,766
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,231,992
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$158,438,766
Number of Portfolio Holdings	54
Advisory Fee	$1,231,992
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.8%
Money Market Funds	2.7%
Partnership Shares	3.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Bank Leumi Le-Israel BM	5.9%
Elbit Systems Ltd.	5.5%
Tel Aviv Stock Exchange Ltd.	5.3%
Phoenix Holdings Ltd. (The)	4.7%
Nova Ltd.	4.5%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.9%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.8%
Azrieli Group Ltd.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000104307
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class C
Trading Symbol	TPCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$323	2.46%

Expenses Paid, Amount	$ 323
Expense Ratio, Percent	2.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 158,438,766
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,231,992
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$158,438,766
Number of Portfolio Holdings	54
Advisory Fee	$1,231,992
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.8%
Money Market Funds	2.7%
Partnership Shares	3.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Bank Leumi Le-Israel BM	5.9%
Elbit Systems Ltd.	5.5%
Tel Aviv Stock Exchange Ltd.	5.3%
Phoenix Holdings Ltd. (The)	4.7%
Nova Ltd.	4.5%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.9%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.8%
Azrieli Group Ltd.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000127003
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class I
Trading Symbol	TICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$193	1.46%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 158,438,766
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,231,992
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$158,438,766
Number of Portfolio Holdings	54
Advisory Fee	$1,231,992
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.8%
Money Market Funds	2.7%
Partnership Shares	3.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Bank Leumi Le-Israel BM	5.9%
Elbit Systems Ltd.	5.5%
Tel Aviv Stock Exchange Ltd.	5.3%
Phoenix Holdings Ltd. (The)	4.7%
Nova Ltd.	4.5%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.9%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.8%
Azrieli Group Ltd.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012342
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	TLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 283,418,267
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,715,933
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$283,418,267
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$1,715,933
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Exchange-Traded Funds	9.3%
Money Market Funds	3.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	9.4%
Broadcom, Inc.	7.5%
NVIDIA Corporation	6.1%
Costco Wholesale Corporation	4.7%
KLA Corporation	4.1%
Amphenol Corporation - Class A	2.8%
ServiceNow, Inc.	2.8%
Arista Networks, Inc.	2.6%
O'Reilly Automotive, Inc.	2.5%
Caterpillar, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012344
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	TLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.13%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 283,418,267
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,715,933
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$283,418,267
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$1,715,933
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Exchange-Traded Funds	9.3%
Money Market Funds	3.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	9.4%
Broadcom, Inc.	7.5%
NVIDIA Corporation	6.1%
Costco Wholesale Corporation	4.7%
KLA Corporation	4.1%
Amphenol Corporation - Class A	2.8%
ServiceNow, Inc.	2.8%
Arista Networks, Inc.	2.6%
O'Reilly Automotive, Inc.	2.5%
Caterpillar, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000126997
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 283,418,267
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,715,933
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$283,418,267
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$1,715,933
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Exchange-Traded Funds	9.3%
Money Market Funds	3.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	9.4%
Broadcom, Inc.	7.5%
NVIDIA Corporation	6.1%
Costco Wholesale Corporation	4.7%
KLA Corporation	4.1%
Amphenol Corporation - Class A	2.8%
ServiceNow, Inc.	2.8%
Arista Networks, Inc.	2.6%
O'Reilly Automotive, Inc.	2.5%
Caterpillar, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012333
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class A
Trading Symbol	TLVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.25%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 330,662,896
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,014,793
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$330,662,896
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$2,014,793
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Exchange-Traded Funds	18.8%
Money Market Funds	5.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	10.2%
Timothy Plan US Large/Mid Cap Core ETF	8.6%
Monolithic Power Systems, Inc.	2.8%
Rambus, Inc.	2.5%
General Dynamics Corporation	2.4%
Littelfuse, Inc.	2.3%
O'Reilly Automotive, Inc.	2.3%
Hubbell, Inc.	2.3%
Broadcom, Inc.	2.2%
HCA Healthcare, Inc.	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012335
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class C
Trading Symbol	TLVCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	2.00%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 330,662,896
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,014,793
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$330,662,896
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$2,014,793
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Exchange-Traded Funds	18.8%
Money Market Funds	5.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	10.2%
Timothy Plan US Large/Mid Cap Core ETF	8.6%
Monolithic Power Systems, Inc.	2.8%
Rambus, Inc.	2.5%
General Dynamics Corporation	2.4%
Littelfuse, Inc.	2.3%
O'Reilly Automotive, Inc.	2.3%
Hubbell, Inc.	2.3%
Broadcom, Inc.	2.2%
HCA Healthcare, Inc.	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000126994
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class I
Trading Symbol	TMVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 330,662,896
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,014,793
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$330,662,896
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$2,014,793
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Exchange-Traded Funds	18.8%
Money Market Funds	5.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	10.2%
Timothy Plan US Large/Mid Cap Core ETF	8.6%
Monolithic Power Systems, Inc.	2.8%
Rambus, Inc.	2.5%
General Dynamics Corporation	2.4%
Littelfuse, Inc.	2.3%
O'Reilly Automotive, Inc.	2.3%
Hubbell, Inc.	2.3%
Broadcom, Inc.	2.2%
HCA Healthcare, Inc.	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012330
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class A
Trading Symbol	TPLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.43%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,795,101
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,266,675
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$173,795,101
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,266,675
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.0%
Exchange-Traded Funds	13.9%
Money Market Funds	2.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	13.9%
Avista Corporation	1.9%
Moog, Inc. - Class A	1.8%
National Bank Holdings Corporation - Class A	1.8%
Academy Sports & Outdoors, Inc.	1.8%
Everus Construction Group, Inc.	1.8%
Veeco Instruments, Inc.	1.8%
Hayward Holdings, Inc.	1.8%
Merit Medical Systems, Inc.	1.8%
City Holding Company	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012332
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class C
Trading Symbol	TSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	2.18%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,795,101
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,266,675
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$173,795,101
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,266,675
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.0%
Exchange-Traded Funds	13.9%
Money Market Funds	2.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	13.9%
Avista Corporation	1.9%
Moog, Inc. - Class A	1.8%
National Bank Holdings Corporation - Class A	1.8%
Academy Sports & Outdoors, Inc.	1.8%
Everus Construction Group, Inc.	1.8%
Veeco Instruments, Inc.	1.8%
Hayward Holdings, Inc.	1.8%
Merit Medical Systems, Inc.	1.8%
City Holding Company	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000126993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class I
Trading Symbol	TPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,795,101
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,266,675
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$173,795,101
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,266,675
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.0%
Exchange-Traded Funds	13.9%
Money Market Funds	2.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	13.9%
Avista Corporation	1.9%
Moog, Inc. - Class A	1.8%
National Bank Holdings Corporation - Class A	1.8%
Academy Sports & Outdoors, Inc.	1.8%
Everus Construction Group, Inc.	1.8%
Veeco Instruments, Inc.	1.8%
Hayward Holdings, Inc.	1.8%
Merit Medical Systems, Inc.	1.8%
City Holding Company	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012339
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	TAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,577,183
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 588,740
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$87,577,183
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$588,740
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Seagate Technology Holdings PLC	4.5%
Marvell Technology, Inc.	4.5%
Comfort Systems USA, Inc.	4.5%
Amphenol Corporation - Class A	3.8%
FTAI Aviation Ltd.	3.5%
Vistra Corporation	3.3%
Quanta Services, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Cheniere Energy, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012341
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	TCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$249	2.35%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,577,183
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 588,740
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$87,577,183
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$588,740
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Seagate Technology Holdings PLC	4.5%
Marvell Technology, Inc.	4.5%
Comfort Systems USA, Inc.	4.5%
Amphenol Corporation - Class A	3.8%
FTAI Aviation Ltd.	3.5%
Vistra Corporation	3.3%
Quanta Services, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Cheniere Energy, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000126996
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,577,183
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 588,740
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$87,577,183
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$588,740
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Seagate Technology Holdings PLC	4.5%
Marvell Technology, Inc.	4.5%
Comfort Systems USA, Inc.	4.5%
Amphenol Corporation - Class A	3.8%
FTAI Aviation Ltd.	3.5%
Vistra Corporation	3.3%
Quanta Services, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Cheniere Energy, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012345
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class A
Trading Symbol	TSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,578,299
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 50,027
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,578,299
Number of Portfolio Holdings	8
Advisory Fee	$50,027
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	60.9%
Money Market Funds	1.5%
Open End Funds	37.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	22.0%
Timothy Plan International ETF	16.3%
Timothy Plan Fixed Income Fund - Class A	15.9%
Timothy Plan International Fund - Class A	13.9%
Timothy Plan US Small Cap Core ETF	12.5%
Timothy Plan High Dividend Stock ETF	10.0%
Timothy Plan High Yield Bond Fund - Class A	8.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000012347
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class C
Trading Symbol	TSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.44%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,578,299
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 50,027
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,578,299
Number of Portfolio Holdings	8
Advisory Fee	$50,027
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	60.9%
Money Market Funds	1.5%
Open End Funds	37.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	22.0%
Timothy Plan International ETF	16.3%
Timothy Plan Fixed Income Fund - Class A	15.9%
Timothy Plan International Fund - Class A	13.9%
Timothy Plan US Small Cap Core ETF	12.5%
Timothy Plan High Dividend Stock ETF	10.0%
Timothy Plan High Yield Bond Fund - Class A	8.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

C000126998
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class I
Trading Symbol	TISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,578,299
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 50,027
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,578,299
Number of Portfolio Holdings	8
Advisory Fee	$50,027
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	60.9%
Money Market Funds	1.5%
Open End Funds	37.6%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	22.0%
Timothy Plan International ETF	16.3%
Timothy Plan Fixed Income Fund - Class A	15.9%
Timothy Plan International Fund - Class A	13.9%
Timothy Plan US Small Cap Core ETF	12.5%
Timothy Plan High Dividend Stock ETF	10.0%
Timothy Plan High Yield Bond Fund - Class A	8.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.